Income Taxes - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Effective tax rate		0.01%	0.89%
Unrecognized tax benefits		$ 0
Tax Receivable Agreement, percent of tax savings	85.00%
Federal
Income Tax Examination [Line Items]
Net operating loss carryforwards		47
State
Income Tax Examination [Line Items]
Net operating loss carryforwards		0
Foreign
Income Tax Examination [Line Items]
Net operating loss carryforwards		$ 0